BETTER 10K - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended
Sep. 30, 2023
Accounting Policies [Abstract]
Accounting Standards Update and Change in Accounting Principle	The following table summarizes the impact of the modified retrospective adoption of ASC 842 on the Company’s consolidated balance sheet:

	As of January 1, 2021
(Amounts in thousands)	Balance as of December 31, 2020	Adjustments due to ASC 842	Balance as of January 1, 2021
Accounts Receivable	$46,845	$5,915	$52,760
Property and equipment, net	20,718	6,736	27,454
Right-of-use asset	—	65,889	65,889
Total Assets	$67,563	$78,540	$146,103
Accounts payable and accrued expenses	$123,849	$10,880	$134,729
Other liabilities	47,588	(2,898)	44,690
Lease liabilities	—	69,566	69,566
Total Liabilities	171,437	77,548	248,985
Retained earnings	7,522	993	8,515
Total Stockholders’ Equity	$7,522	$993	$8,515